Financial Instruments With Off Balance Sheet Risk:	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off Balance Sheet Risk:
FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK:

N O T E     M  –  F I N A N C I A L    I N S T R U M E N T S    W I T H    O F F – B A L A N C E – S H E E T     R I S K :

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and irrevocable letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The contract amounts of those instruments reflect the extent of involvement the bank subsidiary has in particular classes of financial instruments. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and irrevocable letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any conditions established in the agreement. Irrevocable letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Commitments and irrevocable letters of credit generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments and irrevocable letters of credit may expire without being drawn upon, the total amounts do not necessarily represent future cash requirements. The Company evaluated each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained upon extension of credit is based on Management’s credit evaluation of the customer. Collateral obtained varies but may include equipment, real property and inventory.

The Company generally grants loans to customers in its primary trade area of Harrison, Hancock, Jackson and Stone counties.

At December 31, 2011, 2010 and 2009, the Company had outstanding irrevocable letters of credit aggregating $3,094,258, $4,564,004 and $6,037,976, respectively. At December 31, 2011, 2010 and 2009, the Company had outstanding unused loan commitments aggregating $76,421,050, $110,667,857 and $97,882,869, respectively. Approximately $42,051,000, $71,244,000 and $63,298,000 of outstanding commitments were at fixed rates and the remainder were at variable rates at December 31, 2011, 2010 and 2009, respectively.